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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment  [   ] ;  Amendment Number: ______
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:     WASLIC Company II
Address:  200 West Ninth Street
          Wilmington, DE  19801

Form 13F File Number:  28-04795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel Lindley
Title:    President
Phone:    (302) 428-3506

Signature, Place, and Date of Signing:


Daniel F. Lindley                    Wilmington, DE            04/29/02
-------------------------            --------------            -----------------
[Signature]                           [City, State]            [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name
     28-04795                       -----------------------------------------
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                                                                               ITEM 6:                             ITEM 8:
                                                                        INVESTMENT DISCRETION                 VOTING AUTHORITY
    ITEM 1:              ITEM 2:    ITEM 3:    ITEM 4:       ITEM 5:                               ITEM 7:        (SHARES)
                                                                       ------------------------              -------------------
NAME OF ISSUER          TITLE OF    CUSIP #    SHARES     FAIR MARKET  (a)   (b)SHARED-   (c)     MANAGERS  (a)     (b)     (c)
                         CLASS                               VALUE     SOLE  AS DEFINED  SHARED-    SEE     SOLE   SHARED   NONE
                                                                             IN INSTR.V  OTHER    INSTR.V
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
WASLIC COMPANY II

APPLIED MATERIALS     Common Stock 038222105     41,000      2,225,070  X                                            41,000
AUTOMATIC DATA
 PROCESSING INC       Common Stock 053015103     10,000        582,700  X                                            10,000
BANK OF NEW YORK      Common Stock 064057102  2,961,000    124,421,220  X                                         2,961,000
BROADWING             Common Stock 111620100  4,765,278     33,309,293  X                                         4,765,278
CINCINNATI
 FINANCIAL            Common Stock 172062101  4,423,200    193,116,912  X                                         4,423,200
CONSTELLATION
 ENERGY GROUP         Common Stock 210371100     23,000        709,550  X                                            23,000
CONVERGYS CORP        Common Stock 212485106  5,765,278    170,479,270  X                                         5,765,278
DETROIT EDISON        Common Stock 233331107     44,000      2,002,000  X                                            44,000
FIFTH THIRD BANCORP   Common Stock 316773100 20,604,426  1,390,386,679  X                                        20,604,426
GREAT PLAINS
 ENERGY INC.          Common Stock 391164100    113,000      2,819,350  X                                           113,000
ITC DELTACOM          Common Stock 45031T104     40,000         12,800  X                                            40,000
INTEL CORPORATION     Common Stock 458140100     64,000      1,946,240  X                                            64,000
J P MORGAN CHASE      Common Stock 46625H100     22,200        791,430  X                                            22,200
LEXMARK               Common Stock 529771107     72,700      4,156,986  X                                            72,700
MASCO CORP            Common Stock 574599106     87,300      2,396,385  X                                            87,300
NRG ENERGY INC        Common Stock 629377102     30,000        361,800  X                                            30,000
NISOURCE INC          Common Stock 65473P105    105,000      2,409,750  X                                           105,000
NORTEL NETWORKS CORP  Common Stock 656568102     38,000        170,620  X                                            38,000
NORTHWESTERN CORP     Common Stock 668074107    278,000      6,116,000  X                                           278,000
OHIO CASUALTY CORP    Common Stock 677240103    928,100     17,578,214  X                                           928,100
ONLINE RESOURCES
 & COMM CORP          Common Stock 68273G101     19,400         60,140  X                                            19,400
PUGET SOUND
 ENERGY INC           Common Stock 745310102     90,000      1,871,100  X                                            90,000
SCHLUMBERGER LTD      Common Stock 806857108     11,300        664,666  X                                            11,300
SPRINT CORP
 (FON GROUP)          Common Stock 852061100     50,000        764,500  X                                            50,000
SUN MICROSYSTEMS      Common Stock 866810104     47,400        418,068  X                                            47,400
U S BANCORP           Common Stock 902973304 15,254,305    344,289,664  X                                        15,254,305
US FREIGHTWAYS CORP   Common Stock 916906100      8,300        294,152  X                                             8,300
VERIZON
 COMMUNICATIONS       Common Stock 92343V104     22,900      1,055,690  X                                            22,900
WEATHERFORD
 INTERNATIONAL        Common Stock 947074100     25,000      1,190,750  X                                            25,000
WILLIAMS COS INC      Common Stock 969457100     50,000      1,178,000  X                                            50,000

               TOTAL                         55,994,087 $2,307,779,000                                           55,994,087
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